Supplement Dated September 10, 2012
To The Prospectus Dated April 30, 2012

PERSPECTIVESM L SERIES
FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED ANNUITY
(Contracts offered for sale on and after December 12, 2011)

Issued by
Jackson National Life Insurance Company of New York® through
JNLNY Separate Account I

This supplement updates the above-referenced prospectus.  Please read and keep it together with your prospectus for future reference.  To obtain an additional copy of the prospectus, please contact us at our Jackson of NY Service Center, P.O. Box 30313, Lansing, Michigan, 48909-7813; 1-888-965-6569; www.jackson.com.

The updates to the prospectus are described below with references to those parts of the prospectus modified by this supplement.

REVISED GAWA PERCENTAGES AND AVAILABILITY OF OPTIONAL INCOME UPGRADE TABLES UNDER THE LIFEGUARD FREEDOM 6 NET, LIFEGUARD FREEDOM 6 NET WITH JOINT OPTION, LIFEGUARD FREEDOM FLEX AND LIFEGUARD FREEDOM FLEX WITH JOINT OPTION GUARANTEED MINIMUM WITHDRAWAL BENEFITS.

►	The following optional endorsement maximum charges are added to the fee table titled “Optional Endorsements” under “FEES AND EXPENSES TABLES” on page 5 of the prospectus:

For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net”) with Optional Income Upgrade Table	2.70%
Joint For Life GMWB With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount Maximum Annual Charge (“LifeGuard Freedom 6 Net With Joint Option”) with Optional Income Upgrade Table	3.00%
For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex GMWB”) with Optional Income Upgrade Table	3.00%
Joint For Life GMWB With Bonus and Step-Up Maximum Annual Charge (“LifeGuard Freedom Flex With Joint Option GMWB”) with Optional Income Upgrade Table	3.00%

►
Under the section titled “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”) Charge” on page 35 of the prospectus.

a)	The first sentence of the first paragraph is deleted and replaced with the following:

The charge for this GMWB varies depending on whether you elect the Optional Income Upgrade Table which provides the previously higher GAWA percentage at an increased charge.  If you elect this GMWB without the Optional Income Upgrade Table you will pay 0.0925% of the GWB each Contract Month (1.11% annually).  If you elect the Optional Income Upgrade Table, you will pay 0.1125% of the GWB each Contract Month (1.35% annually).

b)	The first sentence of the second paragraph is deleted and replaced with the following:

We reserve the right to prospectively change the charge on new Contracts or if you elect this benefit after your Contract is issued (subject to availability), subject to the maximum annual charge of 2.22% for endorsements without the Optional Income Upgrade Table, and 2.70% for endorsements with the Optional Income Upgrade Table (2.10% for all endorsements purchased before April 30, 2012).

►
Under the section titled “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”) Charge” on page 35 of the prospectus, the first sentence is deleted and replaced with the following:

The charge for this GMWB varies depending on whether you elect the Optional Income Upgrade Table which provides the previously higher GAWA percentage at an increased charge.  If you elect this GMWB without the Optional Income Upgrade Table you will pay 0.13% each Contract Month (1.56% annually).  If you elect the Optional Income Upgrade Table, you will pay 0.15% of the GWB each Contract Month (1.80% annually).

►
The first paragraph and corresponding charge table under the section titled “For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex GMWB”) Charge” on page 36 of the prospectus is revised to read as follows:

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB.  The percentage varies depending on whether you elect the Optional Income Upgrade Table which provides the previously higher GAWA percentage at an increased charge (see table below).  For more information about the GWB, please see “LifeGuard Freedom Flex GMWB” beginning on page 85.

LifeGuard Freedom Flex GMWB Without Optional Income Upgrade Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	1.80%	0.90%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.04%	1.02%
6% Bonus and Annual Step-Up	1.92%	0.96%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.22%	1.11%
7% Bonus and Annual Step-Up	2.22%	1.11%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.52%	1.26%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex GMWB With Optional Income Upgrade Table
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.34%	1.17%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.52%	1.26%
6% Bonus and Annual Step-Up	2.40%	1.20%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.70%	1.35%
7% Bonus and Annual Step-Up	2.70%	1.35%
7% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly	Monthly

►
The first paragraph and corresponding charge table under the section titled “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Step-Up (“LifeGuard Freedom Flex With Joint Option GMWB”) Charge” on page 37 of the prospectus is revised to read as follows:

The charge for this GMWB begins when the endorsement is added to the Contract and is expressed as an annual percentage of the GWB.  The percentage varies depending on whether you elect the Optional Income Upgrade Table which provides the previously higher GAWA percentage at an increased charge (see table below).  For more information about the GWB and the Optional Income Upgrade Table, please see “LifeGuard Freedom Flex With Joint Option” beginning on page 95.

LifeGuard Freedom Flex With Joint Option GMWB Without Optional Income Upgrade Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.10%	1.05%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	2.52%	1.26%
6% Bonus and Annual Step-Up	2.52%	1.26%
6% Bonus and Annual Step-Up to the Highest Quarterly Contract Value (no longer offered on or after September 10, 2012)	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly

LifeGuard Freedom Flex With Joint Option GMWB With Optional Income Upgrade Table
	Annual Charge
Options	Maximum	Current
5% Bonus and Annual Step-Up	2.64%	1.32%
5% Bonus and Annual Step-Up to the Highest Quarterly Contract Value	3.00%	1.50%
6% Bonus and Annual Step-Up	3.00%	1.50%
Charge Basis	GWB
Charge Frequency	Monthly

►
The second paragraph and corresponding GAWA% Table under “Withdrawals” in the section titled “For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net”)” on page 63 of the prospectus is replaced with the following:

The GAWA percentages for each age group, depending on whether you elected the Optional Income Upgrade Table, are as follows:

For Endorsements Issued On Or After September 10, 2012:

Ages	Base GAWA% Table	Optional Income Upgrade Table
35 – 64	3.75%	4.00%
65 – 74	4.75%	5.00%
75 – 80	5.75%	6.00%
81+	6.75%	7.00%

For Endorsements Issued Before September 10, 2012:

Ages	GAWA Percentage
35 – 64	4.00%
65 – 74	5.00%
75 – 80	6.00%
81+	7.00%

►
The second paragraph and corresponding GAWA% Table under “Withdrawals” in the section titled “Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up And Earnings-Sensitive Withdrawal Amount (“LifeGuard Freedom 6 Net With Joint Option”)” on page 74 of the prospectus is replaced with the following:

The GAWA percentages for each age group, depending on whether you elected the Optional Income Upgrade Table, are as follows:

For Endorsements Issued On Or After September 10, 2012:

Ages	Base GAWA% Table	Optional Income Upgrade Table
35 – 64	3.75%	4.00%
65 – 69	4.25%	4.50%
70 – 74	4.75%	5.00%
75 – 80	5.75%	6.00%
81+	6.75%	7.00%

For Endorsements Issued Before September 10, 2012:

Ages	GAWA Percentage
35 – 64	4.00%
65 – 69	4.50%
70 – 74	5.00%
75 – 80	6.00%
81+	7.00%

►	The second paragraph and corresponding GAWA% Table under “Withdrawals” in the subsection titled “LifeGuard Freedom Flex GMWB” on page 87 of the prospectus is replaced with the following:

The GAWA percentages for each age group and bonus option percentages, depending on whether you elected the Optional Income Upgrade Table, are as follows:

For Endorsements Issued On Or After September 10, 2012:

5% and 6% Bonus Options			7% Bonus Option
Ages	Base GAWA% Table	Optional Income Upgrade Table	Ages	Base GAWA% Table	Optional Income Upgrade Table
35 – 64	3.75%	4.00%	35 – 64	3.75%	4.00%
65 – 74	4.75%	5.00%	65 – 69	4.25%	4.50%
75 – 80	5.75%	6.00%	70 – 74	4.75%	5.00%
81+	6.75%	7.00%	75 – 80	5.75%	6.00%
			81+	6.75%	7.00%

For Endorsements Issued Before September 10, 2012:

5% and 6% Bonus Options		7% Bonus Option
Ages	GAWA Percentage	Ages	GAWA Percentage
35 – 64	4.00%	35 – 64	4.00%
65 – 74	5.00%	65 – 69	4.50%
75 – 80	6.00%	70 – 74	5.00%
81+	7.00%	75 – 80	6.00%
		81+	7.00%

►
The second paragraph and corresponding GAWA% Table under “Withdrawals” in the subsection titled “LifeGuard Freedom Flex with Joint Option GMWB” on page 97 of the prospectus is replaced with the following:

The GAWA percentages for each age group, depending on whether you elected the Optional Income Upgrade Table, are as follows:

For Endorsements Issued On Or After September 10, 2012:

Ages	Base GAWA% Table	Optional Income Upgrade Table
35 – 64	3.75%	4.00%
65 – 69	4.25%	4.50%
70 – 74	4.75%	5.00%
75 – 80	5.75%	6.00%
81+	6.75%	7.00%

For Endorsements Issued Before September 10, 2012:

Ages	GAWA Percentage
35 – 64	4.00%
65 – 69	4.50%
70 – 74	5.00%
75 – 80	6.00%
81+	7.00%

______________________________
(To be used with JMV7697NY 04/12 and JMV7697NYSB 04/12)
NMV9512NY 09/12